Operating costs	12 Months Ended
Jun. 30, 2025
Analysis of income and expense [abstract]
Operating costs	4. Operating costs

	2025 $ million	2024 $ million	2023 $ million
Excise duties	7,719	7,622	7,715
Cost of sales	8,072	8,071	8,289
Marketing	3,662	3,691	3,663
Other operating items	4,176	2,506	3,056
	23,629	21,890	22,723
Comprising:
Excise duties
India	1,797	1,845	1,950
Great Britain	1,513	1,463	1,314
United States	798	738	825
Other	3,611	3,576	3,626
Increase in inventories	(470)	(112)	(615)
Raw materials and consumables	5,119	4,892	5,197
Marketing	3,662	3,691	3,663
Other external charges(1)	3,428	3,002	3,301
Staff costs	2,488	2,314	2,197
Depreciation, amortisation and impairment	1,718	493	1,297
Gains on disposal of properties	(37)	1	(4)
Net foreign exchange losses	21	8	12
Other operating income	(19)	(21)	(40)
	23,629	21,890	22,723
(1)Other external charges mainly include distribution and warehousing cost, utilities, other personnel costs not included in staff costs, other professional costs, system/IT costs, facilities costs, maintenance and repairs and low value or short-term lease rental costs.(a) Other external charges
Other external charges include research and development expenditure in respect of new drinks products and package design of $74 million
(2024 – $69 million; 2023 – $63 million) and maintenance and repairs of
$179 million (2024 – $171 million; 2023 – $171 million).
(b) Auditors fees
Other external charges include the fees of the principal auditor of the group, PricewaterhouseCoopers LLP, and its affiliates (PwC) and are analysed below:

	2025 $ million	2024 $ million	2023 $ million
Audit of these financial statements(1)	9.7	7.7	9.1
Audit of financial statements of subsidiaries	7.0	8.2	6.8
Total audit fees	16.7	15.9	15.9
Audit related assurance services(2)	0.9	0.4	0.4
Other assurance services(3)	1.2	1.7	1.4
	18.8	18.0	17.7
(1)For the year ended 30 June 2025, in respect of reporting under section 404 of the US
Sarbanes-Oxley Act is reported on the line of ‘Audit of these financial statements'. The presentation of 'Audit of these financial statements' line for the years ended 30 June 2024 and 2023 has been aligned to 'Audit of these financial statements' line for the year ended
30 June 2025.
(2)Audit related assurance services are in respect of the interim review and other audit-
related services over financial information.
(3)Other assurance services comprise the aggregate fees for assurance and related services that are not reported under ‘total audit fees’.
(i) Under SEC regulations, the auditors' fees of $18.8 million (2024 - $18.0 million, 2023 -
$17.7 million) is required to be presented as follows: audit fee of $18.0 million (2024 -
$17.0 million, 2023 - $16.8 million) and other audit related fee of $0.8 million (2024 - $1.0 million, 2023 - $0.9 million).
Audit services provided by firms other than PwC for the year ended 30
June 2025 were$0.5 million (2024 – $0.1 million; 2023 – $0.1 million).
Further PwC fees for audit services in respect of post-employment plans were $0.6 million for the year ended 30 June 2025 (2024 – $0.4 million; 2023 – $0.3 million).
(c) Staff costs and average number of employees

	2025 $ million	2024 $ million	2023 $ million
Aggregate remuneration
Wages and salaries	2,108	1,984	1,858
Share-based incentive plans	59	43	58
Employer’s social security	165	146	138
Employer’s pension
Defined benefit plans	79	72	80
Defined contribution plans	70	62	53
Other post-employment plans	7	7	10
	2,488	2,314	2,197
The average number of employees on a full-time equivalent basis
(excluding employees of associates and joint ventures) was as follows:

	2025	2024	2023
North America	2,986	2,869	2,884
Europe	3,024	2,932	2,789
Asia Pacific	6,224	6,588	6,856
Latin America and Caribbean	1,597	1,650	1,495
Africa	2,848	3,290	3,526
SC&P	7,134	6,977	6,934
Corporate and other	6,047	6,061	5,753
	29,860	30,367	30,237
At 30 June 2025, on a full-time equivalent basis, the group had 29,632
(2024 – 30,092; 2023 – 30,269) employees. The average number of employees of the group, including part-time employees, for the year was 30,232 (2024 – 30,839; 2023 – 30,419).
(d) Exceptional operating items
Included in the table above are exceptional operating items as follows:

	2025 $ million	2024 $ million	2023 $ million
Depreciation, amortisation and impairment
Brand, goodwill, investments in associates and other investments impairment charges/(income)	796	(231)	613
Tangible asset impairment and accelerated depreciation	174	46	87
Staff costs	84	2	11
Other external charges	342	127	75
Other operating income	(27)	—	(20)
Total exceptional operating items (note 3)	1,369	(56)	766
Cost of sales	75	57	80
Other operating expenses/(income)	1,294	(113)	686